GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS--Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Aug. 30, 2019	Apr. 01, 2018	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 58,000	$ 675,643	$ 58,000	$ 57,520	$ 676,167	$ 0
Intangible assets amortization				$ 9,671	$ 7,359	$ 1,298
Core Deposits
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method				accelerated basis
Estimated weighted average life (in years)				8 years
Customer Lists
Finite-Lived Intangible Assets [Line Items]
Intangible assets amortization method				straight-line basis
Estimated weighted average life (in years)				11 years
Finite-lived Intangible Assets Acquired	$ 39,400